Cover	Nov. 05, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K Amendment is being filed to add the exhibit
Document Period End Date	Nov. 05, 2021
Entity File Number	000-53279
Entity Registrant Name	GREEN STREAM HOLDINGS, INC.
Entity Central Index Key	0001437476
Entity Tax Identification Number	20-1144153
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	60 East 42nd Street
Entity Address, Address Line Two	Suite 4600
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10165
City Area Code	(424)
Local Phone Number	280-4096
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false